Share Based Compensation (Details) $ / shares in Units, € in Thousands			6 Months Ended			12 Months Ended
	Jun. 01, 2026 $ / shares shares	Sep. 16, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Apr. 09, 2025 shares	Oct. 26, 2022 shares
Share Based Compensation [Line Items]
Fair market percent		110.00%
Shareholder fair market value		10.00%
Exercisable term		10 years
Granted percentage								10.00%
Vesting term			4 years	4 years
Outstanding shares award	1,600
Percentage of weighted average share price reaches	150.00%
Initial share value (in Dollars per share) | $ / shares	$ 9.8102
Increase in tranche percentage	50.00%
Number of shares issued for tranche	1,600
Settlement period subject to transfer	18 months
Fair value before adjustment (in Dollars) | $			$ 4,578,000
Fair value discount before adjustment			30.00%	30.00%
Post-vesting period			18 months	18 months
Grant-date fair value (in Dollars) | $			$ 3,205,000
Number of tranches			200	200
Weighted-average derived service period			2 years 1 month 6 days	2 years 1 month 6 days
Equity based compensation (in Dollars) | $			$ 291,000
Unrecognized compensation cost (in Dollars) | $			2,914
Estimated fair value of RSUs (in Dollars per share) | $ / shares						$ 7.61
Share-based payment expense | $			843,000		$ 1,099,000
Valuation options totaling (in Euro) | €				€ 697
General and administrative expenses (in Dollars) | $			$ 15,093,000		$ 3,077,000
Dividend yield			0.00%	0.00%	0.00%
Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Authorizing shares								20,000
Issued ordinary shares		900,000					40,000
Shares available for future issuance			805,321	805,321
RSUs [Member]
Share Based Compensation [Line Items]
Vested share					13,100
Shares vested based on servicde					4,000
Share-based payment expense			$ 1,867	€ 843	$ 1,099,000
Restricted share units [member]
Share Based Compensation [Line Items]
Number of instruments granted in share-based payment arrangement			25,981	25,981
Restricted stock grant date fair value (in Dollars per share) | $ / shares			$ 8.41
Unvested shares			6,666	6,666
Number of shares granted					17,100,000
Granted share par value (in Dollars per share) | $ / shares					$ 0.5
Number shares director received					5,000
Share option [Member]
Share Based Compensation [Line Items]
Dividend yield			0.00%	0.00%
Share option [Member]
Share Based Compensation [Line Items]
General and administrative expenses (in Dollars) | $			$ 0		$ 93,000
Share option [Member] | Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Granted shares			1,024	1,024